Segment Information	12 Months Ended
Sep. 30, 2018
Segment Information [Abstract]
Segment Information

NOTE 19 - SEGMENT INFORMATION

Spectrum identifies its segments based upon the internal organization that is used by management for making operating decisions and assessing performance as the source of the Company’s reportable segments. As of the date of the merger effective July 13, 2018, the Company changed its operating and reporting segments to be consistent with the segment reporting of Spectrum. In addition, as a result of the GBL and GAC planned divestitures, and changes to the Company’s plan to sell its HPC division, the manner in which management views its business activities and the reportable segments changed. Spectrum had historically recognized GBL and HPC as components to Global Batteries and Appliances (GBA) as a separate reportable segment. Effective December 29, 2017, the Company had an approved a plan to sell its GBA segment and had classified it as held for sale up and excluded it from segment reporting until November 2018, when the decision was made to change its plan to sell HPC and recognize it as a component of continuing operations. See Note 3 – Divestitures for further details on GBL and GAC divestitures, and the change in plan to sell HPC. HPC has been recognized as a component of continuing operations and as a separate operating and reportable segment.

Spectrum manages its continuing operations in vertically integrated, product-focused reporting segments: (i) HHI, which consists of the Spectrum’s worldwide hardware, security and plumbing business; (ii) PET, which consists of the Spectrum’s worldwide pet supplies business; (iii) H&G, which consists of the Spectrum’s home and garden and insect control business and (iv) HPC, which consists of the Spectrum’s small kitchen and personal care appliances businesses. Global strategic initiatives and financial objectives for each reportable segment are determined at the corporate level. Each segment is responsible for implementing defined strategic initiatives and achieving certain financial objectives and has a president or general manager responsible for the sales and marketing initiatives and financial results for product lines within the segment. Net sales attributable to foreign countries are determined based on the domiciled country of the customer.

Net sales relating to the segments of the Company for the years ended September 30, 2018, 2017 and 2016 are as follows:

(in millions)	2018	2017	2016
HHI	$1,377.7	$1,276.1	$1,241.0
HPC	1,110.4	1,132.3	1,169.6
PET	820.5	793.2	825.7
H&G	500.1	503.8	509.0
Net sales	$3,808.7	$3,705.4	$3,745.3

The Chief Operating Decision Maker uses Adjusted EBITDA as the primary operating metric in evaluating the business and making operating decisions. EBITDA is calculated by excluding the Company’s income tax expense, interest expense, depreciation expense and amortization expense (from intangible assets) from net income. Adjusted EBITDA further excludes:

•	Share based compensation expense as it is a non-cash based compensation cost, see Note 17 - Share Based Compensation to the Consolidated Financial Statements for further details;
•

Acquisition and integration charges that consist of transaction costs from acquisition transactions during the period or subsequent integration related project costs directly associated with the acquired business, see Note 4 – Acquisitions to the Consolidated Financial Statements for further details;

•

Restructuring and related charges, which consist of project costs associated with restructuring initiatives across the segments, see Note 5 - Restructuring and Related Charges to the Consolidated Financial Statements for further details;

•	Non-cash purchase accounting inventory adjustments recognized in earnings subsequent to an acquisition (when applicable);
•	Non-cash asset impairments or write-offs realized on goodwill, intangible assets, and property plant and equipment (when applicable). See Note 10 – Goodwill and Intangible Assets for further details;
•	Incremental costs associated with a safety recall in PET. See Note 18 – Commitments and Contingencies to the Consolidated Financial Statements for further details;
•	Transactions costs directly associated with the Spectrum Merger. See Note 4 – Acquisitions to the Consolidated Financial Statements for further details;
•

Non-recurring HRG net operating costs considered to be redundant or duplicative as a result of the Spectrum Merger and not considered a component of the continuing commercial products company post-merger, including compensation and benefits, directors fees, professional fees, insurance, public company costs, amongst others, and including interest and other non-recurring income that will ultimately be eliminated following the transaction; including a one-time cost for the termination of a legacy HRG pension plan of $1.2 million and one-time lease termination cost for the HRG New York based corporate office of $3.1 million during the year ended September 30, 2018.

•	Net operating results of Salus as they are not considered a component of the continuing commercial products company; and
•	Other adjustments as further discussed.

During the fiscal year ended September 30, 2018, other adjustments consist of incremental costs for separation of key senior executives and costs attributable to flood damage at the Company’s corporate headquarters in Wisconsin.  During the fiscal year ended September 30, 2017, other adjustments consists of an adjustment for the devaluation of cash and cash equivalents denominated in Venezuelan currency.  During the fiscal year ended September 30, 2016, other adjustments consist of onboarding costs of a key executive.

NOTE 19 - SEGMENT INFORMATION  (continued)

Segment Adjusted EBITDA in relation to the Company’s reportable segments for SBH and SB/RH for the years ended September 30, 2018, 2017 and 2016, is as follows:

SBH (in millions)	2018	2017	2016
HHI	$254.7	$254.4	$241.6
HPC	119.4	147.8	141.3
PET	136.7	142.7	140.1
H&G	107.5	133.0	138.3
Total Segment Adjusted EBITDA	618.3	677.9	661.3
Corporate expenses	36.3	39.3	31.9
Interest expense	264.0	310.4	336.9
Depreciation and amortization	125.3	147.3	136.7
Share-based compensation	11.9	54.2	71.1
Acquisition and integration related charges	15.3	17.7	22.1
Restructuring and related charges	75.6	37.5	10.2
HPC divestiture related charges	14.9	—	—
Write-off from impairment of intangible assets	20.3	16.3	4.7
Inventory acquisition step-up	0.8	3.3	—
Pet safety recall	18.9	35.8	—
Spectrum merger related transaction charges	45.9	7.6	—
Non-recurring HRG operating costs	20.0	36.1	55.1
Other	4.8	0.3	0.5
Loss from operations before income taxes	$(35.7)	$(27.9)	$(7.9)

SB/RH (in millions)	2018	2017	2016
HHI	$254.7	$254.4	$241.6
PET	136.7	142.7	140.1
H&G	107.5	133.0	138.3
HPC	119.4	147.8	141.3
Total Segment Adjusted EBITDA	618.3	677.9	661.3
Corporate expenses	35.9	38.6	31.4
Interest expense	167.0	161.8	184.4
Depreciation and amortization	124.6	146.8	136.0
Share-based compensation	8.8	46.2	52.5
Acquisition and integration related charges	15.3	17.7	22.2
Restructuring and related charges	75.6	37.5	10.2
HPC divestiture related charges	14.9	—	—
Write-off from impairment of intangible assets	20.3	16.3	4.7
Inventory acquisition step-up	0.8	3.3	—
Pet safety recall	18.9	35.8	—
Other	6.1	0.3	0.3
Income from continuing operations before income taxes	$130.1	$173.6	$219.6

NOTE 19 - SEGMENT INFORMATION  (continued)

Other financial information relating to the segments of SBH and SB/RH are as follows for the years ended September 30, 2018, 2017 and 2016 and as of September 30, 2018 and 2017:

	SBH			SB/RH

Depreciation and amortization (in millions)	2018	2017	2016	2018	2017	2016
HHI	40.0	38.3	35.4	40.0	38.3	35.4
PET	42.3	43.1	42.7	42.3	43.1	42.7
H&G	18.8	17.6	15.2	18.8	17.6	15.2
HPC	8.8	34.8	32.8	8.8	34.8	32.8
Total segments	109.9	133.8	126.1	109.9	133.8	126.1
Corporate	15.4	13.5	10.6	14.7	13.0	9.9
Total depreciation and amortization	$125.3	$147.3	$136.7	$124.6	$146.8	$136.0

	SBH			SB/RH
Capital expenditures (in millions)	2018	2017	2016	2018	2017	2016
HHI	15.6	25.5	22.3	15.6	25.5	22.3
PET	24.6	20.2	14.4	24.6	20.2	14.4
H&G	6.4	6.5	6.9	6.4	6.5	6.9
HPC	14.8	15.3	12.9	14.8	15.3	12.9
Total segment capital expenditures	61.4	67.5	56.5	61.4	67.5	56.5
Corporate	14.5	14.3	17.2	14.5	14.3	17.0
Total capital expenditures	$75.9	$81.8	$73.7	$75.9	$81.8	$73.5

	SBH		SB/RH
Segment total assets (in millions)	2018	2017	2018	2017
HHI	1,640.7	1,698.3	1,640.7	1,698.3
PET	1,367.6	1,397.5	1,367.6	1,397.5
H&G	528.4	546.7	528.4	546.7
HPC	970.9	1,003.1	970.9	1,003.1
Total segment assets	4,507.6	4,645.6	4,507.6	4,645.6
Corporate	888.8	394.4	727.2	274.8
Total assets	$5,396.4	$5,040.0	$5,234.8	$4,920.4

Net sales SBH and SB/RH for the years ended September 30, 2018, 2017 and 2016 and long-lived asset information as of September 30, 2018 and 2017 by geographic area are as follows:

	SBH/SBRH
Net sales to external parties - Geographic Disclosure (in millions)	2018	2017	2016
United States	$2,627.2	$2,543.2	$2,523.3
Europe/MEA	669.4	653.2	703.6
Latin America	212.1	207.5	232.3
North America - Other	173.9	174.4	164.7
Asia-Pacific	126.1	127.1	121.4
Net sales	$3,808.7	$3,705.4	$3,745.3

	SBH		SB/RH
Long-lived assets - Geographic Disclosure (in millions)	2018	2017	2018	2017
United States	$345.1	$335.0	$345.1	$334.2
Europe/MEA	84.3	90.6	84.3	90.6
Latin America	26.7	26.2	26.7	26.2
North America - Other	1.3	1.8	1.3	1.8
Asia-Pacific	42.6	45.4	42.6	45.4
Total long-lived assets	$500.0	$499.0	$500.0	$498.2